Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0000927628
Registrant Name	CAPITAL ONE FINANCIAL CORP
Registration File Number	333-277813
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES